Subsequent events	12 Months Ended
Dec. 31, 2022
Subsequent events
Subsequent events

27.  Subsequent events

Subsequent to December 31, 2022 and through April 18, 2023:

Execution of a contract to be adhered to a Loyalty Program

On January 23, 2023, the Company through its subsidiary Concesionaria entered into an agreement with Lealtad Mercadotecnia y Conocimientos Agregados, S.A.P.I. de C.V. (the “Supplier”), a subsidiary of Fomento Económico Mexicano, S.A.B. de C.V. (FEMSA), through the aforementioned contract Concesionaria is adhered as a participating company to the Loyalty Program established and managed by the Supplier (the “Program”). The Program will offer exclusive benefits to its users, allowing them to accumulate and redeem reward points with OXXO and Volaris.